Capital Stock (Details Narrative) (10K)																											3 Months Ended		12 Months Ended
	May 18, 2016 USD ($) $ / shares	May 18, 2016 CAD	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CAD shares	Feb. 25, 2016 USD ($) $ / shares shares	Feb. 25, 2016 CAD shares	Jan. 04, 2016 USD ($) $ / shares shares	Jan. 04, 2016 CAD shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD shares	Dec. 22, 2015 USD ($) $ / shares shares	Dec. 22, 2015 CAD shares	Dec. 18, 2015 USD ($) $ / shares shares	Dec. 18, 2015 CAD shares	Nov. 05, 2015 USD ($) $ / shares shares	Nov. 05, 2015 CAD shares	Sep. 10, 2015 USD ($) shares	Sep. 10, 2015 CAD shares	Jun. 25, 2015 USD ($) $ / shares shares	Jun. 25, 2015 CAD shares	Nov. 24, 2014 CAD shares	Nov. 22, 2014 USD ($) $ / shares shares	Nov. 22, 2014 CAD shares	Oct. 22, 2014 $ / shares shares	Sep. 03, 2014 shares	Jun. 06, 2014 CAD CAD / shares shares	Jun. 30, 2016 CAD CAD / shares shares	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD CAD / shares shares	Mar. 31, 2014 CAD CAD / shares	May 18, 2016 CAD / shares	Mar. 31, 2016 CAD CAD / shares shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 CAD / shares	Nov. 24, 2014 $ / shares	Nov. 24, 2014 CAD / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 CAD / shares
Common stock, authorized																											Unlimited		Unlimited	Unlimited
Common stock, no par value | CAD / shares																											CAD 0			CAD 0			CAD 0
Gross proceeds | CAD																										CAD 647,860					CAD 328,180
Per unit price | CAD / shares																																	2.38			CAD 2.38
Warrant exercisable price per share | CAD / shares																																	CAD 0.052											CAD 1.94
Number of units in settlement of debt																								6,700
Gross proceeds | CAD																											CAD 2,318	CAD 596	CAD 12,614	CAD 1,113
Number of common shares issued for services																	50,000	50,000
Issued for services, value | CAD																		CAD 67,195
Issued shares of compensatory, value | CAD																											CAD 151,105
Number of shares paid to EPA equal to restricted common shares																								11,256
Compensation expense | CAD																														240,000
Market adjustments | CAD																													171,655	CAD 149,280
Number of options outstanding																											930,000			505,000			930,000
Weighted average exercise price | CAD / shares																											CAD 2.05						CAD 2.05
Percentage of equivalent issued and outstanding common shares																																	15.00%
Additional Paid in Capital for options issued to directors | CAD																													701,849	CAD 324,916
Professional fees | CAD																											CAD 154,755	12,989	859,993	582,564
Equity Purchase Agreement [Member]
Number of shares paid to EPA equal to restricted common shares																	50,000	50,000
Restricted common shares, value | CAD																		CAD 67,195
Percentage of common shares outstanding																	4.99%	4.99%
Percentage of prceding draw down notice without prior written consent of holder																	100.00%	100.00%
Team Loan [Member]
Per unit price | CAD / shares																																				2.38
Number of shares paid to EPA equal to restricted common shares									54,975	54,975
Advance [Member]
Per unit price | CAD / shares																																				2.38
Number of shares paid to EPA equal to restricted common shares									117,526	117,526
Consultant [Member]
Number of common shares issued for services									10,000	10,000
Issued for services, value | CAD										CAD 23,805
Another Consultant [Member]
Number of common shares issued for services									93,000	93,000
Issued for services, value | CAD										CAD 221,385
Three Officers [Member]
Per unit price | CAD / shares																																				2.38
Number of shares issued to compensatory to officers									45,000	45,000
Issued shares of compensatory, value | CAD										CAD 107,123
USD [Member]
Per unit price | $ / shares			$ 1.72						$ 1.72
Warrant exercisable price per share | $ / shares			$ 0.04																					$ 1.50
Number of shares paid to EPA equal to restricted common shares																								10,050
USD [Member] | Equity Purchase Agreement [Member]
Committed to purchase upto company's common shares | $																	$ 750,000
Draw down notice held by holder value | $																	$ 62,500
USD [Member] | Team Loan [Member]
Per unit price | $ / shares									1.72
USD [Member] | Advance [Member]
Per unit price | $ / shares									$ 1.72
USD [Member] | Consultant [Member]
Issued for services, value | $									$ 17,200
USD [Member] | Another Consultant [Member]
Issued for services, value | $									$ 159,960
USD [Member] | Three Officers [Member]
Per unit price | $ / shares									$ 1.72
Consulting Firm [Member]
Number of common shares issued for services			15,264	15,264					13,874	13,874
Issued for services, value | CAD				CAD 29,185						CAD 31,140
Consulting Firm [Member] | USD [Member]
Issued for services, value | $			$ 22,500						$ 22,500
Private Placement [Member]
Gross proceeds | CAD																										CAD 622,860
Number of units issued private placement																										556,118
Per unit price | CAD / shares																										CAD 1.12
Private Placement [Member]
Gross proceeds | CAD																										CAD 25,000
Number of units issued private placement																										44,642
Per unit price | CAD / shares																										CAD 0.56
Private Placement [Member]
Gross proceeds | CAD										CAD 48,441											CAD 30,000								CAD 63,840
Number of units issued private placement									31,532	31,532											17,700								57,000
Per unit price | CAD / shares																																				1.54						CAD 1.695
Warrant exercisable price per share | CAD / shares																																										CAD 2.59
Private Placement [Member] | USD [Member]
Gross proceeds | $									$ 35,000
Per unit price | $ / shares									$ 1.11																																$ 1.50
Warrant exercisable price per share | $ / shares																																									$ 2.00
Private Placement [Member] | First Twelve Months [Member]
Warrant exercisable price per share | CAD / shares																																	CAD 1.68
Private Placement [Member] | Second Twelve Months [Member]
Warrant exercisable price per share | CAD / shares																																	CAD 2.24
Further Private Placement [Member]
Gross proceeds | CAD																					CAD 30,000
Warrants [Member]
Warrant exercisable price per share | CAD / shares																																CAD 0.052		CAD 0.056	CAD 0.056	CAD 0.055	CAD 0.056	CAD 0.054	CAD 0.052	CAD .048			CAD 0.046
Number of common shares purchase warrants					25,000	25,000	31,000	31,000	48,400	48,400	31,000	31,000	51,600	51,600	31,000	31,000			12,500	12,500		25,000	25,000
Gross proceeds | CAD		CAD 2,318				CAD 1,378		CAD 1,732		CAD 2,683		CAD 1,735		CAD 2,834		CAD 1,632				CAD 620			CAD 1,113						CAD 222,803	786,403
Fair value of warrants exercisable | CAD																											CAD 222,803			CAD 25,000			CAD 255,500
Dividend yield																											0.00%		0.00%	0.00%
Expected volatility																											218.00%		150.00%	118.00%
Risk-free interest rate																											0.54%		0.54%	0.52%
Expected term																											8 months 27 days		11 months 27 days	2 years
Fair value of reflected as liability | CAD																											CAD 5,741			CAD 364,878			27,479
Number of options vest as to one-third																									300,000
Additional Paid in Capital for options issued to directors | CAD
Warrants [Member] | USD [Member]
Warrant exercisable price per share | $ / shares	$ 0.04				$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04				$ 0.04			$ 0.04
Gross proceeds | $	$ 1,780				$ 1,000		$ 1,240		$ 1,936		$ 1,240		$ 2,064		$ 1,240				$ 500			$ 1,000
Fair value of warrants exercisable | CAD																											359,700			CAD 612,200			CAD 381,700
Options [Member]
Number of common shares issued for services																													29,138
Issued shares of compensatory, value | CAD
Number of options outstanding																											930,000						930,000
Weighted average exercise price | CAD / shares																											CAD 2.05			CAD 1.73			CAD 2.05
Number of common shares issued and outstanding																													1,455,158	1,388,461
Additional Paid in Capital for options issued to directors | CAD																													CAD 701,849	CAD 324,916
Professional fees | CAD																											CAD 48,384		CAD 372,709
Number of common shares as professional fees																													153,000
Options [Member] | Officers Employees and Consultants [Member]
Number of shares issued to compensatory to officers																														505,000
Dividend yield																														0.00%
Expected volatility																														144.00%
Risk-free interest rate																														1.39%
Expected term																														5 years
Weighted average exercise price | CAD / shares																														CAD 1.18
Number of options vest as to one-third																														25,000
Options [Member] | Officers and Consultants [Member]
Issued shares of compensatory, value | CAD																													CAD 425,000
Dividend yield																													0.00%
Expected volatility																													157.00%
Risk-free interest rate																													0.66%
Expected term																													5 years
Options [Member] | First Anniversary [Member] | Officers Employees and Consultants [Member]
Weighted average exercise price | CAD / shares																														CAD 1.73
Number of options vest as to one-third																														420,000
Options [Member] | First Anniversary [Member] | Officers and Consultants [Member]
Weighted average exercise price | CAD / shares																																	CAD 2.43
Number of options vest as to one-third																													340,000
Options [Member] | Second Anniversary [Member] | Officers Employees and Consultants [Member]
Number of options vest as to one-third																														60,000
Options [Member] | Second Anniversary [Member] | Officers and Consultants [Member]
Number of options vest as to one-third																													85,000